Note 11 - Financial Risk Management - Currency Risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Cash	$ 160,395,000			$ 83,347,000			$ 75,424,000
Accounts receivable	160,000			628,000
Prepaid	287,000			181,000
Investments	3,096,000
MEXICO
Statement Line Items [Line Items]
Cash	8,000
Accounts receivable	30,000
Prepaid	3,000
Investments
Accounts payable	(96,000)
Net assets exposure	(55,000)		$ 1,085			$ 1,051
Country of domicile [member]
Statement Line Items [Line Items]
Cash	2,286,000
Accounts receivable	27,000
Prepaid
Investments	3,096,000
Accounts payable	(438,000)
Net assets exposure	$ 4,971,000	$ 6,236			$ 11,842